Marketable debt securities (Details 3)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Debt Securities Average Interest Currency [Abstract]
Real	5.50%	11.70%	12.10%
US dollar	6.80%	3.70%	1.00%
Yen	0.00%	0.00%	3.10%
Total	5.70%	11.30%	9.60%